GROUP STATEMENT OF CASHFLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss before tax	$ (54,762)	$ (34,637)	$ (240,692)
Adjustments for:
Depreciation and amortisation	14,909	20,129	29,003
Foreign exchange movements	(458)	(1,914)	(21,337)
Loss on disposal of tangible assets	429		23,228
Finance cost	6,810	11,556	22,662
Loss on sale of subsidiary and investment	842	(36)	55,418
Revenue from digital assets	(47,017)	(50,558)	(60,172)
Impairment of intangible digital assets	468	654	5,548
Impairment of property, plant and equipment	31,498	855	55,838
Investment fair value movement			406
Write off of investment		2,236
Share of loss from associate		716	6,027
Gain/(loss) on disposal and impiarment of intangible assets (current)	98	(738)	55,555
Hedging (gain)/Loss	487		(2,097)
Interest received	(307)
Revaluation of contingent consideration			(4,994)
Stock based compensation expense	3,759	3,892	6,096
Working capital changes:
(Increase)/decrease in trade and other receivables	756	(1,152)	(26,150)
Increase/(decrease) in trade and other payables	(2,310)	1,041	(5,576)
Net cash generated from operating activities	(44,798)	(47,956)	(101,237)
Investing activities
Cash transferred on disposal of subsidiary			(1,678)
Interest received	307
Purchase of hedging instruments	(1,000)
Proceeds from sale of hedging instruments	487
Proceeds from sale of digital assets	47,594	51,866	114,646
Proceeds from sale of investment/subsidiary	6,745	50
Purchase of tangible fixed assets		(1,112)	(108,047)
Proceeds from disposal of tangible fixed assets	891		12,404
Net cash used in investing activities	55,024	50,804	17,325
Financing activities
Increase in loans	1,287	1,429	96,995
Lease payments			(93)
Loan repayments	(26,242)	(14,064)
Interest paid	(6,224)	(10,661)	(22,661)
Proceeds from issue of loan in conjunction with the disposal of subsidiary			9,936
Proceeds from common stock issued - net of issue costs	21,855	7,518
Net cash (used in) generated from financing activities	(9,324)	(15,778)	84,177
Net (decrease) increase in cash and cash equivalents	902	(12,930)	265
Effect of foreign exchange on cash and cash equivalents	281	281	3,904
Cash and cash equivalents at beginning of period	7,443	20,092	15,923
Cash and cash equivalents at end of period	8,626	7,443	20,092
Group - net debt reconciliation
Current loans and borrowings	(857)	(14,320)	(11,605)
Non-current issued debt - bonds	(39,304)	(38,170)	(37,809)
Non-current loans and borrowings		(10,027)	(25,916)
Lease liability			(545)
Cash and cash equivalents	8,626	7,443	20,092
Total net debt	$ (31,535)	$ (55,074)	$ (55,783)